Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments for Minimum Rentals Under Operating Lease

The Company’s commitments for minimum rentals under these leases as of March 31, 2015 are as follows:

Operating leases
2015 (remaining 9 months)	$3,100
2016	1,781
2017	1,123
2018	874
2019	613
Thereafter	1,063

Total minimum lease payments	$8,554

The Company’s commitments for minimum rentals under these leases as of December 31, 2014 are as follows:

Operating leases
2015	$1,882
2016	1,530
2017	1,078
2018	884
Thereafter	1,694

Total minimum lease payments	$7,068